RELATED PARTY TRANSACTIONS (Details) - Oregon Energy LLC - Related party - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Mitchell River Group
RELATED PARTY TRANSACTIONS
Company incurred fees	$ 4,293	$ 0	$ 10,707	$ 0
Eagle
RELATED PARTY TRANSACTIONS
Company reimbursements	$ 6,420		$ 10,198